EQUITY (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
SCHEDULE OF STOCK OPTIONS USING THE BLACK-SCHOLES OPTION PRICING MODEL AND USED THE ASSUMPTIONS

The Company values stock options using the Black-Scholes option pricing model and used the following assumptions during the reporting periods:

	Year ended December 31,
	2023	2022
Risk-free interest rate	4.25%	4.41%
Contractual term (years)	1-4	1-3
Expected volatility	207.20%	177.30%
Expected dividends	0.00%	0.00%

SUMMARY OF OPTION ACTIVITY

A summary of the option activity during the year ended December 31, 2022 was as follows:

	No of Options	Weighted Average Share Price	Weighted Average Remaining Life	Aggregate Intrinsic Value
Outstanding as of January 1, 2022	539,760	$4.74	1	$0
Granted	560,188	4.22	3	0
Exercised	(73.428)	5.81	-	0

Outstanding as of December 31, 2022	1,026,520	$4.40	2	$0

A summary of the option activity during the year ended December 31, 2023 was as follows:

	No of Options	Weighted Average Share Price	Weighted Average Remaining Life	Aggregate Intrinsic Value
Outstanding as of January 1, 2023	1,026,520	$4.40	2	$4,517,330
Granted	873,429	0.77	4	674,704
Exercised	-	-	-	0
Expired	(375,000)			(1,320,933)

Outstanding as of December 31, 2023	1,524,949	$2.54	2	$3,871,101

SCHEDULE OF INFORMATION RELATED TO OPTIONS OUTSTANDING

	Options Outstanding			Options Exercisable
Year	Exercise Price	Outstanding Number of Options	Underlying Common Stock	Weighted Average Remaining Life in Years	Exercisable Number of Warrants

2019 Share Option	$3.56	257,478	GNS	1	$257,478
2020 Share Option	5.81	74,640	GNS	1	74,640
2021 Share Options	5.81	134,214	GNS	3	134,214
2022 Employee Grants (Options)	5.62	185,188	GNS	3	-
2023 Employee Grants (Options)	0.77	873,429	GNS	4	0
	$2.54	1,524,949		2.4	$466,332